Investment Strategy - LargeCap Growth Account I	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Growth Index.